CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT - USD ($)	Number of Common Shares/ Share Capital [Member]	Additional Paid-In Capital [Member]	Stock Receivable	Deficit [Member]	Total
Beginning Balance - Shares at Mar. 31, 2016	89,399,012
Beginning Balance - Amount at Mar. 31, 2016	$ 8,940	$ 25,342,943	$ 0	$ (28,842,092)	$ (3,490,209)
Issuance of shares for compensation	$ 106	464,645			464,751
Issuance of shares for compensation, shares	1,055,000
Issuance of shares for cash	$ 3	9,997			10,000
Issuance of shares for cash, shares	28,571
Issuance of shares debt repayment	$ 123	566,006			566,129
Issuance of shares debt repayment, shares	1,225,715
Issuance of shares in connection with debt	$ 70	297,930			298,000
Issuance of shares in connection with debt, shares	700,000
Net income (loss)				114,318	(463,806)
Ending Balance, Shares at Mar. 31, 2017	92,408,298
Ending Balance, Amount at Mar. 31, 2017	$ 9,242	26,681,521		(28,727,774)	(2,037,011)
Issuance of shares in connection with debt	$ 100	146,951			147,051
Issuance of shares in connection with debt, shares	1,004,260
Issuance of shares for services	$ 100	99,900			100,000
Issuance of shares for services, shares	1,000,000
Issuance of shares for cash	$ 10	24,990			25,000
Issuance of shares for cash, shares	100,000
Issuance of shares upon conversion	$ 282	119,022			119,304
Issuance of shares upon conversion, shares	2,820,204
Beneficial conversion feature		28,000			28,000
Reclass of derivative liability upon conversion or redemption of related convertible debentures		576,000			576,000
Issuance of shares upon exercise of warrants	$ 32	66,968
Issuance of shares upon exercise of warrants, shares	323,333
Net income (loss)				(5,285,089)	(239,966)
Ending Balance, Shares at Mar. 31, 2018	97,656,095
Ending Balance, Amount at Mar. 31, 2018	$ 9,766	$ 27,743,352	$ 0	$ (34,012,864)	(6,259,746)
Net income (loss)					(1,358,632)
Ending Balance, Amount at Sep. 30, 2018					$ (5,015,054)